UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: February 28

Date of reporting period: November 30, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO

FORM N-Q

NOVEMBER 30, 2008

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of Investments (unaudited)	November 30, 2008

FACE AMOUNT†		SECURITY	VALUE
CORPORATE BONDS & NOTES - 81.4%
CONSUMER DISCRETIONARY - 14.2%
Auto Components - 0.4%
70,000		Allison Transmission Inc., Senior Notes, 11.250% due 11/1/15 (a)(b)	$28,350
		Visteon Corp., Senior Notes:
97,000		8.250% due 8/1/10	30,555
243,000		12.250% due 12/31/16 (a)	42,525

		Total Auto Components	101,430

Automobiles - 1.6%
284,000	EUR	Bombardier Inc., 7.250% due 11/15/16 (a)	238,885
		General Motors Corp.:
230,000		Notes, 7.200% due 1/15/11	62,675
480,000		Senior Debentures, 8.375% due 7/15/33	108,000

		Total Automobiles	409,560

Diversified Consumer Services - 0.5%
		Education Management LLC/Education Management Finance Corp.:
20,000		Senior Notes, 8.750% due 6/1/14	14,600
155,000		Senior Subordinated Notes, 10.250% due 6/1/16	108,500

		Total Diversified Consumer Services	123,100

Hotels, Restaurants & Leisure - 2.8%
230,000		Buffets Inc., Senior Notes, 12.500% due 11/1/14 (c)	1,725
100,000		Caesars Entertainment Inc., Senior Subordinated Notes, 8.125% due 5/15/11	34,500
20,000		Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13	13,400
50,000		Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	34,500
90,000		Downstream Development Quapaw, Senior Notes, 12.000% due 10/15/15 (a)	52,875
295,000		El Pollo Loco Inc., Senior Notes, 11.750% due 11/15/13	219,775
80,000		Harrah’s Operating Co. Inc., Senior Notes, 10.750% due 2/1/16 (a)	18,200
120,000		Indianapolis Downs LLC & Capital Corp., Senior Secured Notes, 11.000% due 11/1/12 (a)	57,600
250,000		Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	83,750
60,000		MGM MIRAGE Inc., Senior Notes, 13.000% due 11/15/13 (a)	50,400
200,000		Sbarro Inc., Senior Notes, 10.375% due 2/1/15	113,000
		Station Casinos Inc.:
50,000		Senior Notes, 6.000% due 4/1/12	15,750
200,000		Senior Subordinated Notes, 6.500% due 2/1/14	19,000

		Total Hotels, Restaurants & Leisure	714,475

Household Durables - 2.3%
500,000		Holt Group Inc., Senior Notes, 9.750% due 1/15/06 (c)(d)(e)	0
		K Hovnanian Enterprises Inc., Senior Notes:
140,000		11.500% due 5/1/13	107,800
60,000		8.625% due 1/15/17	16,500
195,000		Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	176,475
340,000		Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, 9.750% due 9/1/12	273,700

		Total Household Durables	574,475

Internet & Catalog Retail - 0.2%
70,000		Ticketmaster, Senior Notes, 10.750% due 8/1/16 (a)	35,350

Leisure Equipment & Products - 0.3%
105,000	EUR	Cirsa Capital Luxembourg, 7.875% due 7/15/12 (a)	69,989

Media - 4.0%
		Affinion Group Inc.:
20,000		Senior Notes, 10.125% due 10/15/13	13,800
260,000		Senior Subordinated Notes, 11.500% due 10/15/15	153,400

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of Investments (unaudited) (continued)	November 30, 2008

FACE AMOUNT†		SECURITY	VALUE
Media - 4.0% (continued)
309,000		CCH I LLC/CCH I Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	$83,430
182,000		CCH II LLC/CCH II Capital Corp., Senior Notes, 10.250% due 10/1/13	83,720
105,000		Charter Communications Holdings LLC, Senior Discount Notes, 12.125% due 1/15/12 (d)	26,775
105,000		Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes, 11.750% due 5/15/11	22,575
220,000		Charter Communications Inc., Senior Secured Notes, 10.875% due 9/15/14 (a)	158,950
100,000		CMP Susquehanna Corp., 9.875% due 5/15/14	18,250
80,000		Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, 9.875% due 8/15/13	17,800
		EchoStar DBS Corp., Senior Notes:
60,000		6.625% due 10/1/14	43,050
55,000		7.750% due 5/31/15	40,700
300,000		Idearc Inc., Senior Notes, 8.000% due 11/15/16	26,250
50,000	EUR	Lottomatica SpA, Bonds, 8.250% due 3/31/66 (a)(d)(f)	35,868
50,000		R.H. Donnelley Inc., 11.750% due 5/15/15 (a)	13,500
280,000	EUR	UPC Holding BV, Senior Notes, 7.750% due 1/15/14 (a)	277,291

		Total Media	1,015,359

Multiline Retail - 1.5%
160,000		Dollar General Corp., Senior Subordinated Notes, 11.875% due 7/15/17 (b)	129,200
50,000	EUR	Edcon Holdings Proprietary Ltd., 10.458% due 6/15/15 (a)(f)	15,553
210,000		Neiman Marcus Group Inc., Senior Notes, 9.000% due 10/15/15 (b)	90,300
200,000		Parkson Retail Group Ltd., Senior Bonds, 7.875% due 11/14/11	140,000

		Total Multiline Retail	375,053

Specialty Retail - 0.4%
120,000		Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	60,000
72,000	EUR	Edcon Holdings Proprietary Ltd., 10.458% due 6/15/15 (a)(f)	22,397
370,000		Flooring America Inc., Senior Notes, 9.250% due 10/15/07 (c)(d)(e)	0
75,000		Michaels Stores Inc., Senior Notes, 10.000% due 11/1/14	24,000

		Total Specialty Retail	106,397

Textiles, Apparel & Luxury Goods - 0.2%
60,000		Oxford Industries Inc., Senior Notes, 8.875% due 6/1/11	42,900

		TOTAL CONSUMER DISCRETIONARY	3,568,088

CONSUMER STAPLES - 2.2%
Food & Staples Retailing - 0.1%
22,000		Delhaize America Inc., Debentures, 9.000% due 4/15/31	20,364

Food Products - 0.8%
100,000		Ciliandra Perkasa Finance Co. Pte Ltd., Senior Notes, 10.750% due 12/8/11 (a)	50,500
195,000		Dole Food Co. Inc., Senior Notes, 7.250% due 6/15/10	138,450
20,000		Stater Brothers Holdings Inc., Senior Notes, 7.750% due 4/15/15	16,100

		Total Food Products	205,050

Tobacco - 1.3%
		Alliance One International Inc., Senior Notes:
230,000		8.500% due 5/15/12	173,650
90,000		11.000% due 5/15/12	76,050
70,000		Altria Group Inc., Senior Notes, 9.700% due 11/10/18	70,946

		Total Tobacco	320,646

		TOTAL CONSUMER STAPLES	546,060

ENERGY - 8.6%
Energy Equipment & Services - 0.2%
80,000		Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16	50,800

Oil, Gas & Consumable Fuels - 8.4%
120,000		Atlas Pipeline Partners LP, 8.750% due 6/15/18 (a)	77,400

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of Investments (unaudited) (continued)	November 30, 2008

FACE AMOUNT†		SECURITY	VALUE
Oil, Gas & Consumable Fuels - 8.4% (continued)
300,000		Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	$211,500
		Chesapeake Energy Corp., Senior Notes:
90,000		6.375% due 6/15/15	63,450
135,000		7.250% due 12/15/18	95,175
		Corral Finans AB:
99,157	EUR	6.818% due 4/15/10 (a)(b)(f)	84,349
150,000		Senior Secured Subordinated Bonds, 6.253% due 4/15/10 (a)(b)(f)	97,500
250,000		Costilla Energy Inc., Senior Subordinated Notes, 10.250% due 10/1/06 (c)(d)(e)	0
225,000		El Paso Corp., Notes, 7.875% due 6/15/12	188,575
220,000		EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	170,500
280,000		International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	212,800
130,000		LUKOIL International Finance BV, 6.356% due 6/7/17 (a)	68,250
80,000		MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes, 8.750% due 4/15/18	50,800
		OPTI Canada Inc., Senior Secured Notes:
50,000		7.875% due 12/15/14	19,250
10,000		8.250% due 12/15/14	3,950
95,000		Parallel Petroleum Corp., 10.250% due 8/1/14	59,850
		Petrohawk Energy Corp., Senior Notes:
80,000		9.125% due 7/15/13	61,600
20,000		7.875% due 6/1/15 (a)	14,200
80,000		Quicksilver Resources Inc., 8.250% due 8/1/15	52,000
310,000		SandRidge Energy Inc., Senior Notes, 8.000% due 6/1/18 (a)	199,950
500,000		SemGroup LP, Senior Notes, 8.750% due 11/15/15 (a)(c)(e)	12,500
25,000		Stone Energy Corp., Senior Subordinated Notes, 6.750% due 12/15/14	14,375
20,000		Targa Resources Partners LP, Senior Notes, 8.250% due 7/1/16 (a)	13,100
155,000		Teekay Corp., Senior Notes, 8.875% due 7/15/11	133,688
225,000		Tennessee Gas Pipeline Co., 7.000% due 3/15/27	162,580
165,000		VeraSun Energy Corp., Senior Notes, 9.375% due 6/1/17 (c)	19,800
25,000		Whiting Petroleum Corp., Senior Subordinated Notes, 7.250% due 5/1/12	19,125

		Total Oil, Gas & Consumable Fuels	2,106,267

		TOTAL ENERGY	2,157,067

FINANCIALS - 12.3%
Capital Markets - 0.8%
		Credit Suisse/Nassau, Credit Linked Notes linked to OAO Gazprom:
4,690,000	RUB	6.790% due 10/29/09 (a)	157,399
1,180,000	RUB	7.000% due 10/27/11 (a)	34,974

		Total Capital Markets	192,373

Commercial Banks - 2.7%
230,000		ATF Capital BV, Senior Notes, 9.250% due 2/21/14 (a)	139,150
250,000		HSBK Europe BV, 7.250% due 5/3/17 (a)	143,750
130,000		ICICI Bank Ltd., Subordinated Bonds, 6.375% due 4/30/22 (a)(f)	65,641
100,000		RSHB Capital, Loan Participation Notes, 7.125% due 1/14/14 (a)	64,280
		Russian Agricultural Bank, Loan Participation Notes:
10,000		7.175% due 5/16/13 (a)	6,793
106,000		6.299% due 5/15/17 (a)	55,099
		TuranAlem Finance BV:
		Bonds:
280,000		8.250% due 1/22/37 (a)	109,900
105,000		8.250% due 1/22/37 (a)	41,475
50,000	GBP	Medium-Term Notes, 7.125% due 12/21/09	32,414
30,000		Wells Fargo Capital XV, Junior Subordinated Notes, 9.750% due 9/26/13 (f)(g)	28,376

		Total Commercial Banks	686,878

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of Investments (unaudited) (continued)	November 30, 2008

FACE AMOUNT†		SECURITY	VALUE
Consumer Finance - 3.5%
		Ford Motor Credit Co., Senior Notes:
139,000		8.069% due 6/15/11 (f)	$59,944
100,000		7.569% due 1/13/12 (f)	44,125
705,000		12.000% due 5/15/15	344,241
170,000		Ford Motor Credit Co. LLC, Senior Notes, 9.203% due 4/15/09 (f)	134,088
530,000		General Motors Acceptance Corp., Bonds, 8.000% due 11/1/31	139,502
		SLM Corp., Senior Notes:
40,000		3.695% due 7/26/10 (f)	31,309
5,000		3.765% due 10/25/11 (f)	3,639
180,000		8.450% due 6/15/18	130,742

		Total Consumer Finance	887,590

Diversified Financial Services - 4.5%
400,000		AAC Group Holding Corp., Senior Discount Notes, 10.250% due 10/1/12 (a)	334,000
70,000		Capmark Financial Group Inc., 5.875% due 5/10/12	20,673
330,000		Galaxy Entertainment Finance Co. Ltd., 8.133% due 12/15/10 (a)(f)	127,050
220,000	EUR	Hellas II, Subordinated Notes, 11.318% due 1/15/15 (a)(f)	64,244
115,000		JPMorgan Chase & Co., Junior Subordinated Notes, 7.900% due 4/30/18 (f)(g)	90,251
100,000		Leucadia National Corp., Senior Notes, 8.125% due 9/15/15	87,250
		Residential Capital LLC:
86,000		Junior Secured Notes, 9.625% due 5/15/15 (a)	9,245
166,000		Senior Secured Notes, 8.500% due 5/15/10 (a)	48,970
		TNK-BP Finance SA:
110,000		Bonds, 7.500% due 7/18/16 (a)	48,950
100,000		Senior Notes, 7.875% due 3/13/18 (a)	43,500
325,000		Vanguard Health Holdings Co., II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	261,625

		Total Diversified Financial Services	1,135,758

Insurance - 0.3%
200,000		American International Group Inc., Junior Subordinated Debentures, 8.175% due 5/15/58 (a)(f)	66,554

Real Estate Management & Development - 0.5%
100,000	EUR	Akerys Holdings SA, 8.213% due 8/1/14 (a)(f)	16,505
300,000		Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, 9.500% due 10/1/15 (c)	61,500
		Realogy Corp.:
150,000		10.500% due 4/15/14	27,000
8,812		11.000% due 4/15/14 (b)	1,388
145,000		Senior Subordinated Notes, 12.375% due 4/15/15	23,925

		Total Real Estate Management & Development	130,318

		TOTAL FINANCIALS	3,099,471

HEALTH CARE - 6.3%
Health Care Equipment & Supplies - 1.4%
185,000		Advanced Medical Optics Inc., Senior Subordinated Notes, 7.500% due 5/1/17	102,675
		Biomet Inc., Senior Notes:
110,000		10.375% due 10/15/17 (b)	81,950
15,000		11.625% due 10/15/17	11,325
150,000	EUR	Fresenius Finance BV, Senior Notes, 5.500% due 1/31/16 (a)	160,928

		Total Health Care Equipment & Supplies	356,878

Health Care Providers & Services - 3.6%
200,000		CRC Health Corp., 10.750% due 2/1/16	117,000
390,000		HCA Inc., Senior Secured Notes, 9.625% due 11/15/16 (b)	281,775
		Tenet Healthcare Corp., Senior Notes:

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of Investments (unaudited) (continued)	November 30, 2008

FACE AMOUNT†		SECURITY	VALUE
Health Care Providers & Services - 3.6% (continued)
30,000		6.500% due 6/1/12	$22,050
320,000		9.875% due 7/1/14	232,000
411,000		US Oncology Holdings Inc., Senior Notes, 8.334% due 3/15/12 (b)(f)	260,985

		Total Health Care Providers & Services	913,810

Life Sciences Tools & Services - 1.2%
330,000	EUR	Millipore Corp., 5.875% due 6/30/16 (a)	293,289

Pharmaceuticals - 0.1%
405,000		Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12 (c)(e)	21,262

		TOTAL HEALTH CARE	1,585,239

INDUSTRIALS - 9.1%
Aerospace & Defense - 0.5%
60,000		BE Aerospace Inc., 8.500% due 7/1/18	49,650
210,000		Hawker Beechcraft Acquisition Co., Senior Notes, 8.875% due 4/1/15 (b)	87,150
6,632		Kac Acquisition Co., Subordinated Notes, 8.000% due 4/26/26 (c)(d)(e)(f)	0

		Total Aerospace & Defense	136,800

Airlines - 0.6%
210,000		DAE Aviation Holdings Inc., Senior Notes, 11.250% due 8/1/15 (a)	148,050

Building Products - 2.0%
		Associated Materials Inc.:
230,000		Senior Discount Notes, step bond to yield 15.912% due 3/1/14	118,450
135,000		Senior Subordinated Notes, 9.750% due 4/15/12	116,100
		GTL Trade Finance Inc.:
120,000		7.250% due 10/20/17 (a)	100,788
130,000		7.250% due 10/20/17 (a)	108,996
220,000		NTK Holdings Inc., Senior Discount Notes, step bond to yield 11.826% due 3/1/14	51,700

		Total Building Products	496,034

Commercial Services & Supplies - 2.1%
		DynCorp International LLC/DIV Capital Corp.:
60,000		9.500% due 2/15/13 (a)	51,450
305,000		Senior Subordinated Notes, 9.500% due 2/15/13	259,250
180,000		Rental Services Corp., Senior Notes, 9.500% due 12/1/14	89,100
325,000		Safety-Kleen Services Inc., Senior Subordinated Notes, 9.250% due 6/1/08 (c)(d)(e)	0
		US Investigations Services Inc.:
50,000		11.750% due 5/1/16 (a)	31,750
125,000		Senior Subordinated Notes, 10.500% due 11/1/15 (a)	91,875

		Total Commercial Services & Supplies	523,425

Construction & Engineering - 0.7%
225,000		CSC Holdings Inc., Senior Notes, 8.500% due 6/15/15 (a)	182,812

Electrical Equipment - 0.1%
60,000		Sensata Technologies B.V., Senior Notes, 8.000% due 5/1/14	27,300

Industrial Conglomerates - 0.2%
		Sequa Corp., Senior Notes:
60,000		11.750% due 12/1/15 (a)	26,700
62,025		13.500% due 12/1/15 (a)(b)	23,880

		Total Industrial Conglomerates	50,580

Marine - 0.4%
290,000		Arpeni Pratama Ocean Line Investment BV, 8.750% due 5/3/13 (a)	100,624

Road & Rail - 1.3%
305,000		Hertz Corp., Senior Subordinated Notes, 10.500% due 1/1/16	123,525

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of Investments (unaudited) (continued)	November 30, 2008

FACE AMOUNT†		SECURITY	VALUE
Road & Rail - 1.3% (continued)
		Kansas City Southern de Mexico, Senior Notes:
135,000		9.375% due 5/1/12	$108,000
120,000		7.625% due 12/1/13	91,200

		Total Road & Rail	322,725

Trading Companies & Distributors - 1.0%
185,000		H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	97,125
425,000		Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (a)	163,625

		Total Trading Companies & Distributors	260,750

Transportation Infrastructure - 0.2%
		Swift Transportation Co., Senior Secured Notes:
30,000		9.899% due 5/15/15 (a)(f)	3,600
330,000		12.500% due 5/15/17 (a)	45,787

		Total Transportation Infrastructure	49,387

		TOTAL INDUSTRIALS	2,298,487

INFORMATION TECHNOLOGY - 1.7%
Electronic Equipment, Instruments & Components - 0.1%
75,000		NXP BV/NXP Funding LLC, Senior Secured Notes, 7.503% due 10/15/13 (f)	18,844

IT Services - 1.1%
		Ceridian Corp.:
10,000		11.250% due 11/15/15 (a)	5,275
100,000		Senior Notes, 12.250% due 11/15/15 (a)(b)	48,250
270,000		First Data Corp., Senior Notes, 9.875% due 9/24/15	156,600
130,000		SunGard Data Systems Inc., Senior Subordinated Notes, 10.250% due 8/15/15	76,050

		Total IT Services	286,175

Semiconductors & Semiconductor Equipment - 0.2%
		Freescale Semiconductor Inc., Senior Notes:
20,000		8.875% due 12/15/14	6,900
60,000		9.125% due 12/15/14 (b)	12,600
100,000		Hynix Semiconductor Inc., Senior Notes, 7.875% due 6/27/17 (a)	29,571

		Total Semiconductors & Semiconductor Equipment	49,071

Software - 0.3%
120,000		Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16	70,200

		TOTAL INFORMATION TECHNOLOGY	424,290

MATERIALS - 10.0%
Chemicals - 0.4%
250,000		Georgia Gulf Corp., Senior Notes, 10.750% due 10/15/16	72,500
190,000		Montell Finance Co. BV, Debentures, 8.100% due 3/15/27 (a)	31,350

		Total Chemicals	103,850

Containers & Packaging - 1.5%
150,000	EUR	Ardagh Glass Finance PLC, Senior Bonds, 7.125% due 6/15/17 (a)	128,552
120,000		Berry Plastics Holding Corp., 10.250% due 3/1/16	48,600
50,000	EUR	Clondalkin Industries BV, 8.000% due 3/15/14 (a)	29,202
50,000	EUR	Impress Holdings BV, Senior Subordinated Notes, 9.250% due 9/15/14 (a)	40,629
40,000		Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (a)	27,600
275,000		Radnor Holdings Inc., Senior Notes, 11.000% due 3/15/10 (c)(d)(e)	0
60,000		Rock-Tenn Co., Senior Notes, 9.250% due 3/15/16 (a)	51,900
75,000		Solo Cup Co., Senior Subordinated Notes, 8.500% due 2/15/14	46,875

		Total Containers & Packaging	373,358

Metals & Mining - 4.5%
350,000		CII Carbon LLC, 11.125% due 11/15/15 (a)	274,750
160,000		Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	99,200
250,000		Noranda Aluminium Holding Corp., Senior Notes, 8.345% due 11/15/14 (b)(f)	31,250

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of Investments (unaudited) (continued)	November 30, 2008

FACE AMOUNT†		SECURITY	VALUE
Metals & Mining - 4.5% (continued)
190,000		Novelis Inc., Senior Notes, 7.250% due 2/15/15	$111,150
270,000	GBP	Pipe Holding PLC, Secured Notes, 7.750% due 11/1/11 (a)	145,308
290,000		Ryerson Inc., Senior Secured Notes, 12.000% due 11/1/15 (a)	181,250
360,000		Vale Overseas Ltd., Notes, 6.875% due 11/21/36	294,152

		Total Metals & Mining	1,137,060

Paper & Forest Products - 3.6%
		Abitibi-Consolidated Co. of Canada:
272,000		15.500% due 7/15/10 (a)	89,760
180,000		Senior Secured Notes, 13.750% due 4/1/11 (a)	136,800
190,000		Appleton Papers Inc., Senior Notes, 8.125% due 6/15/11	123,500
161,000	EUR	Lecta SA, Senior Secured Notes, 7.590% due 2/15/14 (a)(f)	107,317
15,000		NewPage Corp., Senior Secured Notes, 9.443% due 5/1/12 (f)	7,950
261,751		Newpage Holding Corp., 10.265% due 11/1/13 (b)(f)	118,442
100,000		Sino-Forest Corp., Senior Notes, 9.125% due 8/17/11 (a)	72,500
300,000		Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	199,500
120,000		Verso Paper Holdings LLC, 11.375% due 8/1/16	45,000

		Total Paper & Forest Products	900,769

		TOTAL MATERIALS	2,515,037

TELECOMMUNICATION SERVICES - 10.8%
Diversified Telecommunication Services - 6.6%
240,000		Axtel SAB de CV, Senior Notes, 7.625% due 2/1/17 (a)	163,800
90,000		Hawaiian Telcom Communications Inc., Senior Subordinated Notes, 12.500% due 5/1/15 (c)	900
100,000		Indosat Finance Co. BV, Senior Bonds, 7.125% due 6/22/12 (a)	81,137
10,000		Intelsat Bermuda Ltd., Senior Notes, 11.250% due 6/15/16	8,100
		Intelsat Jackson Holdings Ltd., Senior Notes:
290,000		9.500% due 6/15/16 (a)	246,500
250,000		11.500% due 6/15/16 (a)(d)	196,250
340,000		Level 3 Financing Inc., Senior Notes, 9.250% due 11/1/14	180,200
220,000	EUR	Nordic Telephone Co. Holdings, Senior Notes, 8.250% due 5/1/16 (a)	187,146
100,000		Qwest Communications International Inc., Senior Notes, 7.500% due 2/15/14	65,500
104,000		UBS Luxembourg SA for OJSC Vimpel Communications, Loan Participation Notes, 8.250% due 5/23/16 (a)	47,060
220,000		Virgin Media Finance PLC, Senior Notes, 9.125% due 8/15/16	156,200
616,257		Wind Acquisition Finance SA, 11.753% due 12/21/11 (f)	332,009

		Total Diversified Telecommunication Services	1,664,802

Media - 0.7%
150,000	EUR	Kabel Deutschland GmbH, Senior Notes, 10.750% due 7/1/14	170,451

Wireless Telecommunication Services - 3.5%
110,000		ALLTEL Communications Inc., Senior Notes, 10.375% due 12/1/17 (a)(b)	120,450
250,000		iPCS Inc., Senior Secured Notes, 5.318% due 5/1/13 (f)	176,250
210,000		MetroPCS Wireless Inc., Senior Notes, 9.250% due 11/1/14	173,250
		Sprint Capital Corp., Senior Notes:
130,000		7.625% due 1/30/11	93,642
30,000		8.375% due 3/15/12	20,413
240,000		6.875% due 11/15/28	117,808
30,000		8.750% due 3/15/32	15,624
450,000		True Move Co., Ltd., Notes, 10.750% due 12/16/13 (a)	159,750

		Total Wireless Telecommunication Services	877,187

		TOTAL TELECOMMUNICATION SERVICES	2,712,440

UTILITIES - 6.2%
Electric Utilities - 0.9%
100,000		EEB International Ltd., Senior Bonds, 8.750% due 10/31/14 (a)	86,000

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of Investments (unaudited) (continued)	November 30, 2008

FACE AMOUNT†	SECURITY	VALUE
Electric Utilities - 0.9% (continued)
290,000	Texas Competitive Electric Holding Co. LLC, Senior Notes, 10.500% due 11/1/16 (a)(b)	$158,050

	Total Electric Utilities	244,050

Gas Utilities - 0.7%
230,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	177,100

Independent Power Producers & Energy Traders - 4.6%
100,000	AES Corp., Secured Notes, 8.750% due 5/15/13 (a)	88,500
170,000	Dynegy Holdings Inc., Senior Notes, 7.750% due 6/1/19	113,900
130,000	Edison Mission Energy, Senior Notes, 7.200% due 5/15/19	95,550
1,020,000	Energy Future Holdings, Senior Notes, 11.250% due 11/1/17 (a)(b)	548,250
140,000	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	121,800
	NRG Energy Inc., Senior Notes:
100,000	7.375% due 2/1/16	81,500
130,000	7.375% due 1/15/17	105,300

	Total Independent Power Producers & Energy Traders	1,154,800

	TOTAL UTILITIES	1,575,950

	TOTAL CORPORATE BONDS & NOTES (Cost - $37,222,311)	20,482,129

ASSET-BACKED SECURITIES - 0.3%
FINANCIALS - 0.3%
Diversified Financial Services - 0.3%
370,387	Airplanes Pass-Through Trust, Subordinated Notes, 10.875% due 3/15/12 (c)(d)(e)	0
170,830	Business Loan Express, 5.510% due 5/15/29 (a)(f)	76,100

	TOTAL ASSET-BACKED SECURITIES (Cost - $523,148)	76,100

COLLATERALIZED SENIOR LOANS - 2.8%
CONSUMER DISCRETIONARY - 0.6%
Auto Components - 0.6%
244,093	Allison Transmission Inc., Term Loan B, 5.560% due 8/7/14 (f)	149,245

ENERGY - 0.8%
Energy Equipment & Services - 0.5%
175,172	Turbo Beta Ltd., Term Loan, 14.500% due 3/15/18 (e)(f)	139,262

Oil, Gas & Consumable Fuels - 0.3%
	Ashmore Energy International:
13,923	Synthetic Revolving Credit Facility, 5.098% due 3/30/14 (f)	8,911
100,402	Term Loan, 5.801% due 3/30/14 (f)	58,233

	Total Oil, Gas & Consumable Fuels	67,144

	TOTAL ENERGY	206,406

HEALTH CARE - 1.4%
Health Care Providers & Services - 1.4%
578,454	Iasis Healthcare LLC, 8.758% due 6/15/14 (f)	361,534

	TOTAL COLLATERALIZED SENIOR LOANS (Cost - $1,097,347)	717,185

CONVERTIBLE BONDS & NOTES - 0.4%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
70,000	Virgin Media Inc., Senior Notes, 6.500% due 11/15/16 (a)	29,488

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of Investments (unaudited) (continued)	November 30, 2008

FACE AMOUNT†		SECURITY	VALUE
INDUSTRIALS - 0.3%
Marine - 0.3%
130,000		Horizon Lines Inc., Senior Notes, 4.250% due 8/15/12	$67,112

		TOTAL CONVERTIBLE BONDS & NOTES (Cost - $155,789)	96,600

SOVEREIGN BONDS - 5.6%
Argentina - 0.8%
		Republic of Argentina:
150,000		7.000% due 4/17/17	42,908
578,000		Bonds, 7.000% due 9/12/13	170,077

		Total Argentina	212,985

Brazil - 3.1%
		Brazil Nota do Tesouro Nacional:
1,000	BRL	10.000% due 1/1/10	412
1,688,000	BRL	10.000% due 7/1/10	679,950
239,000	BRL	10.000% due 1/1/12	88,856

		Total Brazil	769,218

Indonesia - 0.6%
		Republic of Indonesia:
924,000,000	IDR	10.250% due 7/15/22	54,339
321,000,000	IDR	11.000% due 9/15/25	19,408
614,000,000	IDR	10.250% due 7/15/27	34,270
699,000,000	IDR	9.750% due 5/15/37	35,482

		Total Indonesia	143,499

Venezuela - 1.1%
		Bolivarian Republic of Venezuela:
140,000		8.500% due 10/8/14	81,200
411,000		5.750% due 2/26/16 (a)	190,087

		Total Venezuela	271,287

		TOTAL SOVEREIGN BONDS (Cost - $2,443,417)	1,396,989

SHARES
COMMON STOCKS - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
1,594,550		Home Interiors & Gifts Inc. (d)(e)*	2
2,998		Mattress Discounters Corp. (d)(e)*	0

		TOTAL CONSUMER DISCRETIONARY	2

INFORMATION TECHNOLOGY - 0.0%
Computers & Peripherals - 0.0%
4,055		Axiohm Transaction Solutions Inc. (d)(e)*	0

		TOTAL COMMON STOCKS (Cost - $846,634)	2

ESCROWED SHARES - 0.0%
		Pillowtex Corp. (d)(e)*
375,000		(Cost - $0)	0

PREFERRED STOCKS - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
0		ION Media Networks Inc., Series B *	195

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of Investments (unaudited) (continued)	November 30, 2008

SHARES		SECURITY	VALUE
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
		TCR Holdings Corp.:
439		Class B Shares (d)(e)*	$0
241		Class C Shares (d)(e)*	0
636		Class D Shares (d)(e)*	0
1,316		Class E Shares (d)(e)*	0

		TOTAL FINANCIALS	0

		TOTAL PREFERRED STOCKS (Cost - $3,606)	195

CONVERTIBLE PREFERRED STOCKS - 0.5%
FINANCIALS - 0.5%
Diversified Financial Services - 0.5%
220		Bank of America Corp., 7.250% 0/0/0 (Cost - $220,475)	133,100

WARRANTS
WARRANTS - 0.0%
200		Leap Wireless International Inc., Expires 4/15/10 (a)(d)(e)*	0
2,521		Pillowtex Corp., Expires 11/24/09 (d)(e)*	0

		TOTAL WARRANTS (Cost - $1,855)	0

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $42,514,582)	22,902,300

FACE AMOUNT†
SHORT-TERM INVESTMENTS - 3.3%
Sovereign Bonds - 0.4%
		Bank Negara Malaysia Islamic Notes:
30,000	MYR	Zero coupon bond to yield 3.350% due 12/23/08	8,263
20,000	MYR	Zero coupon bond to yield 3.250% due 12/30/08	5,505
10,000	MYR	Zero coupon bond to yield 3.250% due 12/30/08	2,753
		Bank Negara Malaysia Monetary Notes:
20,000	MYR	Zero coupon bond to yield 3.200% due 12/16/08	5,512
30,000	MYR	Zero coupon bond to yield 3.250% due 12/16/08	8,268
127,000	MYR	Zero coupon bond to yield 3.430% due 12/30/08	34,953
100,000	MYR	Zero coupon bond to yield 3.440% due 2/17/09	27,397

		Total Sovereign Bonds (Cost - $96,969)	92,651

Repurchase Agreement - 2.9%
731,000		Morgan Stanley tri-party repurchase agreement dated 11/28/08, 0.180% due 12/1/08; Proceeds at maturity - $731,011; (Fully collateralized by U.S. government agency obligation, 4.700% due 2/26/15; Market value - $1,222,285) (Cost - $731,000)	731,000

		TOTAL SHORT-TERM INVESTMENTS (Cost - $827,969)	823,651

		TOTAL INVESTMENTS - 94.3% (Cost - $43,342,551#)	23,725,951
		Other Assets in Excess of Liabilities - 5.7%	1,428,360

		TOTAL NET ASSETS - 100.0%	$25,154,311

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of Investments (unaudited) (continued)	November 30, 2008

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(c)	Security is currently in default.

(d)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 2).

(e)	Illiquid security.

(f)	Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2008.

(g)	Security has no maturity date. The date shown represents the next call date.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

BRL	— Brazilian Real
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
MYR	— Malaysian Ringgit
OJSC	— Open Joint Stock Company
RUB	— Russian Ruble

See Notes to Schedule of Investments.

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Global High Yield Bond Portfolio (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(b) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(c) Forward Foreign Currency Contracts. The Fund may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed.

The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Credit and Market Risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(e) Other Risks. Consistent with its objective to seek high current income, the Fund may invest in instruments whose values and interest rates are linked to foreign currencies, interest rates, indices or some other financial indicator. The value at maturity or interest rates for these instruments will increase or decrease according to the change in the indicator to which they are indexed. These securities are generally more volatile in nature, and the risk of loss of principal is greater.

(f) Security Transactions. Security transactions are accounted for on a trade date basis.

Notes to Financial Statements (unaudited) (continued)

2. Investment Valuation

Effective March 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked prices as of the close of business of that market. Equity securities for which market quotations are available are valued at the last reported sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	November 30, 2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$23,725,951	$133,100	$23,396,599	$196,252
Other Financial Instruments*	187,234	—	187,234	—

Total	$23,913,185	$133,100	$23,583,833	$196,252

*	Other financial instruments may include written options, futures, swaps and forward contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of February 29, 2008	$4
Accrued Premiums/Discounts	185
Realized Gain (Loss)	—
Change in unrealized appreciation (depreciation)	(9,388)
Net purchases (sales)	205,451
Transfers in and/or out of Level 3	—

Balance as of November 30, 2008	$196,252

3. Investments

At November 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$30,029
Gross unrealized depreciation	(19,646,629)

Net unrealized depreciation	$(19,616,600)

Notes to Financial Statements (unaudited) (continued)

At November 30, 2008, the Fund had the following open forward foreign Currency contracts:

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Gain (Loss)
Contracts to Buy:
Russian Ruble	1,647,360	$58,370	12/8/08	$(5,630)
Russian Ruble	1,281,880	45,420	12/8/08	(4,398)
Russian Ruble	699,030	24,363	12/11/08	(2,364)
Russian Ruble	582,080	20,515	12/11/08	(2,140)
British Pound	290,000	446,139	2/3/09	(46,919)
British Pound	179,904	276,766	2/3/09	6,766
Euro	652,824	828,501	2/3/09	(1,499)
Euro	40,000	50,764	2/3/09	892
Euro	50,000	63,455	2/3/09	656

				(54,636)

Contracts to Sell:
Euro	19,042	24,176	12/8/08	2,861
Euro	24,750	31,422	12/8/08	3,691
Euro	16,000	20,313	12/11/08	2,342
British Pound	643,815	990,452	2/3/09	104,035
Euro	310,596	394,178	2/3/09	16,373
Euro	2,058,058	2,611,889	2/3/09	112,568

				241,870

Net Unrealized Gain on Open Forward Foreign Currency Contracts				$187,234

4. Recent Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	January 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	January 23, 2009

By:	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date:	January 23, 2009